Balance Sheet Components - Schedule of Other Current Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026
Other Current Liabilities [Line Items]
Employee related payroll taxes and payables	$ 375	$ 119
Accrued expenses and fees	192	145
Electronic design automation liabilities	56	78
Trade payables (including payables to related parties of $30 and $20 as of June 30, 2026 and March 31, 2026, respectively)	52	80
Finance lease liabilities	21	25
Total other current liabilities	696	447
Related Party
Other Current Liabilities [Line Items]
Trade payables (including payables to related parties of $30 and $20 as of June 30, 2026 and March 31, 2026, respectively)	30	20
Total other current liabilities	$ 30	$ 20